Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.81%
Australia–4.20%
Corporate Travel Management Ltd.(a)(b)	681,975	$10,894,133
Belgium–2.43%
Anheuser-Busch InBev S.A./N.V.	100,000	6,301,943
Canada–5.32%
Dye & Durham Ltd.	195,396	7,387,648
Ritchie Bros. Auctioneers, Inc.	107,790	6,438,296
		13,825,944
China–30.25%
Alibaba Group Holding Ltd., ADR(a)	86,000	16,786,340
Autohome, Inc., ADR	54,880	2,486,064
China National Building Material Co. Ltd., H Shares	6,532,000	7,108,200
Focus Media Information Technology Co. Ltd., A Shares	2,431,334	2,826,243
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,780,674	13,111,411
KE Holdings, Inc., ADR(a)	355,000	7,806,450
Kuaishou Technology(a)(c)	114,800	1,545,139
Kweichow Moutai Co. Ltd., A Shares	23,771	6,186,046
Tencent Holdings Ltd.	292,000	18,019,712
Virscend Education Co. Ltd.(c)	26,668,000	2,631,310
		78,506,915
Denmark–1.97%
DSV Panalpina A/S	21,000	5,115,526
Finland–2.83%
Enento Group OYJ(c)	160,682	7,337,556
France–5.20%
Bureau Veritas S.A.	113,000	3,729,947
Edenred	168,000	9,758,945
		13,488,892
Germany–10.54%
Eckert & Ziegler Strahlen- und Medizintechnik AG	88,000	12,112,371
Scout24 AG(c)	178,000	15,246,880
		27,359,251
Hong Kong–2.68%
AIA Group Ltd.	580,000	6,957,311
Japan–10.28%
FANUC Corp.	26,800	6,002,181
Hoya Corp.	4,700	663,599
Pan Pacific International Holdings Corp.	348,100	7,266,838
SMC Corp.	3,900	2,317,517
Shares		Value
Japan–(continued)
Sony Group Corp.	100,000	$10,438,124
		26,688,259
Luxembourg–4.61%
Eurofins Scientific SE	100,000	11,961,841
Macau–5.23%
Sands China Ltd.(a)	3,967,200	13,575,814
South Korea–2.54%
Samsung Electronics Co. Ltd., Preference Shares	105,000	6,591,143
Spain–0.91%
Amadeus IT Group S.A.(a)	36,000	2,356,808
Sweden–0.01%
Fortnox AB	576	30,891
United Kingdom–7.81%
Auto Trader Group PLC(a)(c)	505,600	4,580,857
Howden Joinery Group PLC	1,068,000	13,314,193
Liberty Global PLC, Class A(a)	88,408	2,373,755
		20,268,805
Total Common Stocks & Other Equity Interests (Cost $216,878,665)		251,261,032
Money Market Funds–2.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,256,508	2,256,508
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,607,962	1,608,605
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,578,867	2,578,867
Total Money Market Funds (Cost $6,443,980)		6,443,980
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.29% (Cost $223,322,645)		257,705,012
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.21%
Invesco Private Government Fund, 0.02%(d)(e)(f)	163,656	163,656
Invesco Private Prime Fund, 0.12%(d)(e)(f)	381,713	381,866
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $545,522)		545,522
TOTAL INVESTMENTS IN SECURITIES—99.50% (Cost $223,868,167)		258,250,534
OTHER ASSETS LESS LIABILITIES–0.50%		1,293,028
NET ASSETS–100.00%		$259,543,562

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $31,341,742, which represented 12.08% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,062,975	$30,949,866	$(32,756,333)	$-	$-	$2,256,508	$661
Invesco Liquid Assets Portfolio, Institutional Class	2,895,665	22,063,255	(23,350,241)	234	(308)	1,608,605	715
Invesco Treasury Portfolio, Institutional Class	4,643,401	35,371,275	(37,435,809)	-	-	2,578,867	305
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,086,786	(4,923,130)	-	-	163,656	7*
Invesco Private Prime Fund	-	7,942,173	(7,560,307)	-	-	381,866	165*
Total	$11,602,041	$101,413,355	$(106,025,820)	$234	$(308)	$6,989,502	$1,853

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$10,894,133	$—	$10,894,133
Belgium	—	6,301,943	—	6,301,943
Canada	13,825,944	—	—	13,825,944
China	27,078,854	51,428,061	—	78,506,915
Denmark	—	5,115,526	—	5,115,526
Finland	—	7,337,556	—	7,337,556
France	—	13,488,892	—	13,488,892
Germany	—	27,359,251	—	27,359,251
Hong Kong	—	6,957,311	—	6,957,311
Japan	—	26,688,259	—	26,688,259
Luxembourg	—	11,961,841	—	11,961,841
Macau	—	13,575,814	—	13,575,814
South Korea	—	6,591,143	—	6,591,143
Spain	—	2,356,808	—	2,356,808
Sweden	—	30,891	—	30,891
United Kingdom	2,373,755	17,895,050	—	20,268,805
Money Market Funds	6,443,980	545,522	—	6,989,502
Total Investments	$49,722,533	$208,528,001	$—	$258,250,534
Invesco International Select Equity Fund